Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Borrowings [abstract]
Trade receivables	¥ 34,137	¥ 20,811
Receivables from financial services	1,520,521	944,414
Inventories	4,117
Equipment on operating leases	86,455	133,936
Property, plant and equipment	2,491	2,293
Total	¥ 1,647,721	¥ 1,101,454